Related Party Balances and Transactions - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Sep. 30, 2019
Related Party Transaction [Line Items]
Long-term borrowings	¥ 818,538	¥ 899,899
Huang River Investment Limited
Related Party Transaction [Line Items]
Long-term borrowings	560,325	553,037
Serene View Investment Limited
Related Party Transaction [Line Items]
Long-term borrowings	¥ 258,213	¥ 346,862